CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of long-lived assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 79,420	$ 80,469
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	59,141	59,054
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	9,085	10,202
Peru [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	5,806	6,025
Other Geographical Region [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 5,388	$ 5,188